14. PROPERTY, PLANT AND EQUIPMENT, NET (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		$ 361,938,676	$ 347,762,584
Additions		50,810,141	47,289,147
4% credit on fixed asset		(48,839)	(51,473)
Disposal		(354,495)	(4,091,986)
Transfers to (from) non-current assets and disposal groups held for sale		(98,093)	0
Reclassification of assets for work completion		0	0
Write-offs		(594,003)	(670,687)
Depreciation		(24,650,717)	(24,212,018)
Increase (decrease) in foreign currency exchange	[1]	(5,260,502)	(4,016,992)
Other increases (decreases)		(5,220)	(69,899)
Total changes		19,798,272	14,176,092
Final balance December 31		381,736,948	361,938,676
Work in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		14,672,138	6,436,537
Additions		23,538,520	14,488,416
4% credit on fixed asset		0	0
Disposal		0	0
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		(7,274,247)	(6,038,566)
Write-offs		0	(8,121)
Depreciation		0	0
Increase (decrease) in foreign currency exchange	[1]	376,567	(150,561)
Other increases (decreases)		(4,242)	(55,567)
Total changes		16,636,598	8,235,601
Final balance December 31		31,308,736	14,672,138
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		120,701,487	113,805,322
Additions		4,344,017	8,005,707
4% credit on fixed asset		0	0
Disposal		(105,087)	(212,222)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		0	(45,804)
Write-offs		0	0
Depreciation		0	0
Increase (decrease) in foreign currency exchange	[1]	(1,302,030)	(840,738)
Other increases (decreases)		0	(10,778)
Total changes		2,936,900	6,896,165
Final balance December 31		123,638,387	120,701,487
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		34,139,045	38,237,219
Additions		97,080	1,315,509
4% credit on fixed asset		0	0
Disposal		0	(2,582,074)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		120,504	(575,595)
Write-offs		(51,620)	(28,854)
Depreciation		(2,059,678)	(2,305,874)
Increase (decrease) in foreign currency exchange	[1]	(1,897,788)	80,569
Other increases (decreases)		0	(1,855)
Total changes		(3,791,502)	(4,098,174)
Final balance December 31		30,347,543	34,139,045
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		34,386,663	35,550,261
Additions		7,384,684	5,676,543
4% credit on fixed asset		(41,082)	(42,738)
Disposal		(140,667)	(1,090,163)
Transfers to (from) non-current assets and disposal groups held for sale		(98,093)	0
Reclassification of assets for work completion		4,032,206	845,459
Write-offs		(202,130)	(19,257)
Depreciation		(6,173,655)	(5,861,975)
Increase (decrease) in foreign currency exchange	[1]	(1,170,126)	(669,768)
Other increases (decreases)		(2,758)	(1,699)
Total changes		3,588,379	(1,163,598)
Final balance December 31		37,975,042	34,386,663
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		1,287,666	837,427
Additions		278,230	678,915
4% credit on fixed asset		(7)	(2,333)
Disposal		(462)	(809)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		88,975	273,781
Write-offs		(4,966)	(22,980)
Depreciation		(505,828)	(467,829)
Increase (decrease) in foreign currency exchange	[1]	(95,824)	(8,506)
Other increases (decreases)		(978)	0
Total changes		(240,860)	450,239
Final balance December 31		1,046,806	1,287,666
Fixed facilities and accesories
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		70,987,225	68,810,766
Additions		7,187,926	8,014,525
4% credit on fixed asset		(6,930)	(3,297)
Disposal		(24,533)	(59,930)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		2,791,147	5,355,984
Write-offs		(88,253)	0
Depreciation		(10,278,655)	(9,773,963)
Increase (decrease) in foreign currency exchange	[1]	(296,110)	(1,356,860)
Other increases (decreases)		2,758	0
Total changes		(712,650)	2,176,459
Final balance December 31		70,274,575	70,987,225
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		1,933,184	1,829,375
Additions		420,999	631,920
4% credit on fixed asset		(54)	(2,819)
Disposal		(23,968)	(12,032)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		87,719	36,795
Write-offs		(10,900)	(24,846)
Depreciation		(571,579)	(511,533)
Increase (decrease) in foreign currency exchange	[1]	481,735	(13,676)
Other increases (decreases)		0	0
Total changes		383,952	103,809
Final balance December 31		2,317,136	1,933,184
Improvements of leased goods
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		645,370	743,192
Additions		0	0
4% credit on fixed asset		0	0
Disposal		(509)	(455)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		0	0
Write-offs		0	0
Depreciation		(49,318)	(54,785)
Increase (decrease) in foreign currency exchange	[1]	(52,751)	(42,582)
Other increases (decreases)		0	0
Total changes		(102,578)	(97,822)
Final balance December 31		542,792	645,370
Other Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		4,455,425	4,980,305
Additions		252,400	567,552
4% credit on fixed asset		(766)	(286)
Disposal		(59,269)	(134,301)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		153,696	121,274
Write-offs		(3,067)	2,285
Depreciation		(668,177)	(903,103)
Increase (decrease) in foreign currency exchange	[1]	(286,510)	(178,301)
Other increases (decreases)		0	0
Total changes		(611,693)	(524,880)
Final balance December 31		3,843,732	4,455,425
Plantations
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance January 1		78,730,473	76,532,180
Additions		7,306,285	7,910,060
4% credit on fixed asset		0	0
Disposal		0	0
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		0	26,672
Write-offs		(233,067)	(568,914)
Depreciation		(4,343,827)	(4,332,956)
Increase (decrease) in foreign currency exchange	[1]	(1,017,665)	(836,569)
Other increases (decreases)		0	0
Total changes		1,711,726	2,198,293
Final balance December 31		$ 80,442,199	$ 78,730,473

[1]	For currency exchange differences of financial statements of foreign subsidiaries.